UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-43

                                Investment Trust
               (Exact name of registrant as specified in charter)


                             Two International Place
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  09/30
                          -----

Date of reporting period: 6/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Small Company Stock Fund
Investment Portfolio as of June 30, 2005 (Unaudited)
---------------------------------------------------------------------------------------------------------------------

                                                                              Shares                        Value ($)
                                                                     ------------------------------------------------


Common Stocks 97.5%
Consumer Discretionary 12.6%
Auto Components 0.7%
Hayes Lemmerz International, Inc.*                                            25,100                         178,712
Noble International Ltd.                                                       4,400                         103,620
Tenneco Automotive, Inc.*                                                     51,900                         863,616
                                                                                                         -----------
                                                                                                           1,145,948

Diversified Consumer Services 0.1%
Sotheby's Holdings, Inc. "A"*                                                 11,100                         152,070
                                                                                                         -----------
Hotels Restaurants & Leisure 3.2%
Ameristar Casinos, Inc.                                                        9,200                         240,028
Argosy Gaming Co.*                                                            25,000                       1,165,250
California Pizza Kitchen, Inc.*                                               15,300                         417,231
CKE Restaurants, Inc.                                                         50,300                         700,176
Jack in the Box, Inc.*                                                        17,700                         671,184
MTR Gaming Group, Inc.*                                                       15,600                         181,584
Multimedia Games, Inc.*                                                       65,100                         716,751
Panera Bread Co. "A"*                                                         11,100                         689,144
Vail Resorts, Inc.*                                                           28,700                         806,470
                                                                                                         -----------
                                                                                                           5,587,818

Household Durables 0.6%
American Woodmark Corp.                                                       18,300                         549,183
WCI Communities, Inc.*                                                        18,000                         576,540
                                                                                                         -----------
                                                                                                           1,125,723

Internet & Catalog Retail 0.2%
Priceline.com, Inc.*                                                          16,000                         373,280
                                                                                                         -----------
Leisure Equipment & Products 0.9%
Arctic Cat, Inc.                                                              23,000                         472,190
Escalade, Inc.                                                                12,500                         172,875
JAKKS Pacific, Inc.*                                                          37,500                         720,375
The Topps Co., Inc.                                                           11,900                         119,357
                                                                                                         -----------
                                                                                                           1,484,797

Media 1.1%
Emmis Communications Corp. "A"*                                               54,400                         961,248
Reader's Digest Association, Inc.                                             47,400                         782,100
Scholastic Corp.*                                                              6,000                         231,300
                                                                                                         -----------
                                                                                                           1,974,648

Specialty Retail 3.8%
Cato Corp. "A"                                                                51,750                       1,068,637
Genesco, Inc.*                                                                 8,900                         330,101
Hibbett Sporting Goods, Inc.*                                                 19,900                         753,016
Jo-Ann Stores, Inc.*                                                           3,400                          89,726
Jos. A. Bank Clothiers, Inc.*                                                 23,300                       1,008,890
Payless ShoeSource, Inc.*                                                     55,100                       1,057,920
Select Comfort Corp.*                                                         24,600                         527,178
Stage Stores, Inc.*                                                           14,300                         623,480
Stein Mart, Inc.                                                              36,300                         798,600
The Buckle, Inc.                                                               2,600                         115,284
Trans World Entertainment Corp.*                                              15,000                         177,450
                                                                                                         -----------
                                                                                                           6,550,282

Textiles, Apparel & Luxury Goods 2.0%
Guess?, Inc.*                                                                 48,700                         807,446
K-Swiss, Inc. "A"                                                             29,600                         957,264
Phillips-Van Heusen Corp.                                                      9,400                         307,286
UniFirst Corp.                                                                 9,400                         381,076
Wolverine World Wide, Inc.                                                    43,200                       1,037,232
                                                                                                         -----------
                                                                                                           3,490,304

Consumer Staples 2.9%
Beverages 0.2%
Boston Beer Co., Inc. "A"*                                                    12,700                         284,988
                                                                                                         -----------
Food & Staples Retailing 0.9%
Nash-Finch Co.                                                                 8,300                         304,942
Pantry, Inc.*                                                                 20,500                         793,965
Pathmark Stores, Inc.*                                                        50,700                         444,132
                                                                                                         -----------
                                                                                                           1,543,039

Food Products 1.0%
Flowers Foods, Inc.                                                           17,800                         629,408
J & J Snack Foods Corp.                                                       10,300                         539,205
Lance, Inc.                                                                    4,800                          82,608
Ralcorp Holdings, Inc.                                                        10,800                         444,420
                                                                                                         -----------
                                                                                                           1,695,641

Personal Products 0.8%
Chattem, Inc.*                                                                23,600                         977,040
Mannatech, Inc.                                                               26,700                         507,834
                                                                                                         -----------
                                                                                                           1,484,874

Energy 6.5%
Energy Equipment & Services 0.7%
Cal Dive International, Inc.*                                                 24,100                       1,262,117
                                                                                                         -----------
Oil, Gas & Consumable Fuels 5.8%
Cabot Oil & Gas Corp.                                                         44,000                       1,526,800
Callon Petroleum Co.*                                                         47,100                         696,138
Cimarex Energy Co.*                                                            6,900                         268,479
Energy Partners Ltd.*                                                         44,300                       1,161,103
Forest Oil Corp.*                                                             20,800                         873,600
Frontier Oil Corp.                                                            12,200                         358,070
Global Industries Ltd.*                                                       75,200                         639,200
Meridian Resource Corp.*                                                      71,000                         339,380
Overseas Shipholding Group, Inc.                                              20,300                       1,210,895
Penn Virginia Corp.                                                           19,900                         888,933
Stone Energy Corp.*                                                           25,900                       1,266,510
Vintage Petroleum, Inc.                                                       28,400                         865,348
                                                                                                         -----------
                                                                                                          10,094,456

Financials 19.9%
Banks 9.5%
Alabama National BanCorp.                                                        900                          58,833
AMCORE Financial, Inc.                                                         8,100                         242,028
Amegy Bancorporation, Inc.                                                    15,642                         350,068
BancFirst Corp.                                                                1,700                         147,883
Bank of the Ozarks, Inc.                                                      21,900                         719,196
BankUnited Financial Corp. "A"                                                 8,300                         224,432
Center Financial Corp.                                                        26,400                         655,512
City Holding Co.                                                               3,900                         142,428
Corus Bankshares, Inc.                                                        18,900                       1,048,761
Downey Financial Corp.                                                        13,100                         958,920
East West Bancorp., Inc.                                                      28,500                         957,315
Fidelity Bancshares, Inc.                                                      8,100                         214,812
First BanCorp.                                                                17,500                         702,625
First Charter Corp.                                                            1,600                          35,152
First Community Bancorp.                                                       4,400                         209,000
First Financial Bankshares, Inc.                                               3,067                         103,776
First Republic Bank                                                           34,650                       1,224,184
FirstFed Financial Corp.*                                                     25,100                       1,496,211
Hancock Holding Co.                                                            9,100                         313,040
Hanmi Financial Corp.                                                         20,200                         337,340
Harbor Florida Bancshares, Inc.                                                4,600                         172,224
IBERIABANK Corp.                                                               3,200                         197,152
Macatawa Bank Corp.                                                            4,900                         169,981
NetBank, Inc.                                                                 30,000                         279,600
NewAlliance Bancshares, Inc.                                                   8,200                         115,210
OceanFirst Financial Corp.                                                     5,000                         112,550
Oriental Financial Group, Inc.                                                41,800                         637,868
Pacific Capital Bancorp.                                                      10,533                         390,564
PFF Bancorp., Inc.                                                            34,250                       1,037,432
Prosperity Bancshares, Inc.                                                   26,900                         769,609
Provident Financial Services, Inc.                                            19,500                         342,615
Republic Bancorp., Inc.                                                        6,973                         104,456
S&T Bancorp, Inc.                                                              1,600                          57,760
Sterling Financial Corp.*                                                      9,360                         350,064
Texas Regional Bancshares, Inc. "A"                                            2,572                          78,395
UMB Financial Corp.                                                            2,900                         165,387
Umpqua Holdings Corp.                                                          7,400                         174,196
WesBanco, Inc.                                                                 4,000                         120,080
Westamerica Bancorp.                                                           4,700                         248,207
Wintrust Financial Corp.                                                       5,600                         293,160
WSFS Financial Corp.                                                           9,400                         514,274
                                                                                                         -----------
                                                                                                          16,472,300

Capital Markets 0.1%
Investment Technology Group, Inc.*                                            10,200                         214,404
                                                                                                         -----------
Consumer Finance 0.4%
Cash America International, Inc.                                              28,400                         571,408
World Acceptance Corp.*                                                        6,500                         195,325
                                                                                                         -----------
                                                                                                             766,733

Diversified Financial Services 1.9%
Apollo Investment Corp.                                                       62,600                       1,153,718
Brookline Bancorp, Inc.                                                        6,300                         102,438
CompuCredit Corp.*                                                            22,300                         764,444
Metris Companies, Inc.*                                                       36,000                         520,560
National Financial Partners Corp.                                              8,300                         324,862
Portfolio Recovery Associates, Inc.*                                           4,300                         180,686
TNS, Inc.*                                                                     7,700                         179,949
                                                                                                         -----------
                                                                                                           3,226,657

Insurance 1.6%
American Physicians Capital, Inc.*                                            16,700                         620,405
Argonaut Group, Inc.*                                                         17,100                         394,839
Commerce Group, Inc.                                                           4,500                         279,495
Zenith National Insurance Corp.                                               21,100                       1,431,846
                                                                                                         -----------
                                                                                                           2,726,585

Real Estate 6.4%
Alexandria Real Estate Equities, Inc. (REIT)                                   6,200                         455,390
Anthracite Capital, Inc. (REIT)                                                9,200                         109,020
Brandywine Realty Trust (REIT)                                                17,500                         536,375
Capital Automotive (REIT)                                                     14,300                         545,831
Colonial Properties Trust (REIT)                                              12,700                         558,800
Commercial Net Lease Realty (REIT)                                            10,900                         223,123
Cousins Properties, Inc. (REIT)                                                7,700                         227,766
CRT Properties, Inc. (REIT)                                                    4,000                         109,200
Equity Lifestyle Properties, Inc. (REIT)                                       7,100                         282,296
First Industrial Realty Trust, Inc. (REIT)                                    14,400                         574,560
Glimcher Realty Trust (REIT)                                                   5,900                         163,725
Heritage Property Investment Trust (REIT)                                      7,600                         266,152
Highwoods Properties, Inc. (REIT)                                             18,000                         535,680
Home Properties, Inc. (REIT)                                                  18,700                         804,474
Impac Mortgage Holdings, Inc. (REIT)                                          11,900                         221,935
Kilroy Realty Corp. (REIT)                                                    12,400                         588,876
Maguire Properties, Inc. (REIT)                                               10,000                         283,400
Nationwide Health Properties, Inc. (REIT)                                     24,700                         583,167
Pennsylvania Real Estate Investment Trust (REIT)                              11,900                         565,250
Prentiss Properties Trust (REIT)                                              15,500                         564,820
PS Business Parks, Inc. (REIT)                                                 2,900                         128,905
RAIT Investment Trust (REIT)                                                   7,100                         212,645
Realty Income Corp. (REIT)                                                    11,000                         275,440
Redwood Trust, Inc. (REIT)                                                     7,700                         397,320
Sovran Self Storage, Inc. (REIT)                                               9,200                         418,232
Sun Communities, Inc. (REIT)                                                   6,800                         252,892
Tanger Factory Outlet Centers, Inc. (REIT)                                    11,000                         296,230
Taubman Centers, Inc. (REIT)                                                  18,900                         644,301
Washington Real Estate Investment Trust (REIT)                                 9,100                         283,920
                                                                                                         -----------
                                                                                                          11,109,725

Health Care 13.5%
Biotechnology 1.3%
Albany Molecular Research, Inc.*                                              48,900                         684,600
ICOS Corp.*                                                                   39,100                         827,747
Serologicals Corp.*                                                           38,200                         811,750
                                                                                                         -----------
                                                                                                           2,324,097

Health Care Equipment & Supplies 3.0%
Alliance Imaging, Inc.*                                                       18,600                         194,556
American Medical Systems Holdings, Inc.*                                      51,800                       1,069,670
Computer Programs & Systems, Inc.                                             23,400                         872,118
DJ Orthopedics, Inc.*                                                         19,500                         534,885
Haemonetics Corp.*                                                            29,200                       1,186,688
Integra LifeSciences Holdings Corp.*                                           8,600                         251,120
Palomar Medical Technologies, Inc.*                                           10,400                         248,768
Ventana Medical Systems, Inc.*                                                11,400                         458,622
West Pharmaceutical Services, Inc.                                            11,800                         330,990
                                                                                                         -----------
                                                                                                           5,147,417

Health Care Providers & Services 5.2%
Allscripts Healthcare Solutions, Inc.*                                        43,900                         729,179
Apria Healthcare Group, Inc.*                                                 35,300                       1,222,792
Centene Corp.*                                                                34,400                       1,155,152
Chemed Corp.                                                                  27,600                       1,128,288
Kindred Healthcare, Inc.*                                                     23,300                         922,913
LabOne, Inc.*                                                                 12,800                         509,568
Lifeline Systems, Inc.*                                                        6,700                         215,204
MedCath Corp.*                                                                22,100                         614,159
Merge Technologies, Inc.*                                                      4,100                          76,875
Priority Health Corp. "B"*                                                     5,700                         144,552
RehabCare Group, Inc.*                                                        31,000                         828,630
Res-Care, Inc.*                                                               34,700                         470,532
Sierra Health Services, Inc.*                                                 14,800                       1,057,608
                                                                                                         -----------
                                                                                                           9,075,452

Pharmaceuticals 4.0%
Alpharma, Inc. "A"                                                            62,700                         907,269
Andrx Corp.*                                                                  25,500                         517,905
Connetics Corp.*                                                              45,100                         795,564
Enzon Pharmaceuticals, Inc.*                                                  61,600                         399,168
First Horizon Pharmaceutical Corp.*                                           25,500                         485,520
Impax Laboratories, Inc.*                                                     33,700                         529,090
Kos Pharmaceuticals, Inc.*                                                    12,900                         844,950
Perrigo Co.                                                                   36,100                         503,234
Pharmion Corp.*                                                               28,100                         652,201
United Therapeutics Corp.*                                                    15,600                         751,920
ZymoGenetics, Inc.*                                                           26,000                         457,600
                                                                                                         -----------
                                                                                                           6,844,421

Industrials 17.3%
Aerospace & Defense 1.9%
DRS Technologies, Inc.                                                        14,100                         723,048
Hexcel Corp.*                                                                 13,600                         230,112
Moog, Inc. "A"*                                                               35,250                       1,110,022
Teledyne Technologies, Inc.*                                                  30,700                       1,000,206
Triumph Group, Inc.*                                                           5,100                         177,276
                                                                                                         -----------
                                                                                                           3,240,664

Air Freight & Logistics 0.1%
Hub Group, Inc. "A"*                                                           9,500                         237,975
                                                                                                         -----------
Airlines 0.9%
Alaska Air Group, Inc.*                                                       27,800                         827,050
Pinnacle Airlines Corp.*                                                      85,200                         731,868
                                                                                                         -----------
                                                                                                           1,558,918

Building Products 1.0%
Eagle Materials, Inc.                                                         14,000                       1,296,260
Lennox International, Inc.                                                    24,300                         514,431
                                                                                                         -----------
                                                                                                           1,810,691

Commercial Services & Supplies 5.3%
Brady Corp. "A"                                                                5,300                         164,300
Clean Harbors, Inc.*                                                          11,500                         249,320
Consolidated Graphics, Inc.*                                                  17,400                         709,398
DiamondCluster International, Inc.*                                           41,500                         468,950
Euronet Worldwide, Inc.*                                                      29,600                         860,472
FTI Consulting, Inc.*                                                         33,700                         704,330
infoUSA, Inc.                                                                 16,900                         197,730
John H. Harland Co.                                                           34,800                       1,322,400
Korn/Ferry International*                                                     53,500                         949,625
Labor Ready, Inc.*                                                             6,200                         144,522
Navigant Consulting, Inc.*                                                    37,600                         664,016
Nu Skin Enterprises, Inc. "A"                                                 10,300                         239,990
NuCo2, Inc.*                                                                  36,000                         924,120
Standard Register Co.                                                         11,000                         173,910
TeleTech Holdings, Inc.*                                                      83,600                         681,340
Ventiv Health, Inc.*                                                          38,700                         746,136
Waste Connections, Inc.*                                                         100                           3,729
                                                                                                         -----------
                                                                                                           9,204,288

Construction & Engineering 1.7%
Dycom Industries, Inc.*                                                       48,400                         958,804
EMCOR Group, Inc.*                                                            11,800                         577,020
Perini Corp.*                                                                 51,000                         837,420
Quanta Services, Inc.*                                                        70,700                         622,160
                                                                                                         -----------
                                                                                                           2,995,404

Electrical Equipment 0.5%
Encore Wire Corp.*                                                            11,900                         137,921
Franklin Electric Co., Inc.                                                   19,000                         734,350
                                                                                                         -----------
                                                                                                             872,271

Industrial Conglomerates 1.0%
Blount International, Inc.*                                                   62,400                       1,041,456
Tredegar Corp.                                                                44,500                         694,200
                                                                                                         -----------
                                                                                                           1,735,656

Machinery 2.7%
AGCO Corp.*                                                                   27,300                         521,976
Gardner Denver, Inc.*                                                          3,400                         119,272
IDEX Corp.                                                                    15,500                         598,455
JLG Industries, Inc.                                                          18,300                         502,884
Kennametal, Inc.                                                              28,500                       1,306,725
Mueller Industries, Inc.                                                       3,900                         105,690
NACCO Industries, Inc. "A"                                                     1,800                         192,996
Sauer-Danfoss, Inc.                                                           10,900                         193,693
Stewart & Stevenson Services, Inc.                                            21,100                         478,126
Toro Co.                                                                       4,300                         166,023
Wabash National Corp.                                                         21,700                         525,791
                                                                                                         -----------
                                                                                                           4,711,631

Road & Rail 1.7%
Arkansas Best Corp.                                                           16,000                         508,960
Dollar Thrifty Automotive Group, Inc.*                                        29,600                       1,124,208
Knight Transportation, Inc.                                                   28,600                         695,838
Old Dominion Freight Line, Inc.*                                              19,900                         533,917
                                                                                                         -----------
                                                                                                           2,862,923

Trading Companies & Distributors 0.5%
United Rentals, Inc.*                                                         42,000                         848,820
                                                                                                         -----------
Information Technology 16.4%
Communications Equipment 2.7%
Arris Group, Inc.*                                                            79,000                         688,090
Avocent Corp.*                                                                13,900                         363,346
Belden CDT, Inc.                                                              18,900                         400,680
Comtech Telecommunications Corp.*                                             19,800                         646,074
Equinix, Inc.*                                                                 1,500                          65,010
InterDigital Communications Corp.*                                            46,600                         815,500
MasTec, Inc.*                                                                 27,200                         239,360
NETGEAR, Inc.*                                                                36,600                         680,760
Symmetricom, Inc.*                                                            71,500                         741,455
                                                                                                         -----------
                                                                                                           4,640,275

Computers & Peripherals 0.7%
Imation Corp.                                                                 16,800                         651,672
Maxtor Corp.*                                                                117,400                         610,480
                                                                                                         -----------
                                                                                                           1,262,152

Electronic Equipment & Instruments 1.9%
Agilysys, Inc.                                                                49,100                         770,870
American Science & Engineering, Inc.*                                          8,300                         368,188
Itron, Inc.*                                                                  18,400                         822,112
LeCroy Corp.*                                                                 44,300                         609,125
MIPS Technologies, Inc.*                                                      10,000                          72,000
Paxar Corp.*                                                                  35,600                         631,900
                                                                                                         -----------
                                                                                                           3,274,195

Internet Software & Services 1.2%
Digital Insight Corp.*                                                        13,200                         315,744
EarthLink, Inc.*                                                              54,500                         471,970
Openwave Systems, Inc.*                                                       22,600                         370,640
WebEx Communications, Inc.*                                                   19,400                         512,354
Websense, Inc.*                                                                9,500                         456,475
                                                                                                         -----------
                                                                                                           2,127,183

IT Consulting & Services 0.8%
Covansys Corp.*                                                               47,100                         605,235
ProQuest Co.*                                                                  2,900                          95,091
TALX Corp.                                                                    19,600                         566,636
                                                                                                         -----------
                                                                                                           1,266,962

Semiconductors & Semiconductor Equipment 5.1%
ADE Corp.*                                                                    21,200                         594,660
AMIS Holdings, Inc.*                                                          41,400                         552,276
Axcelis Technologies, Inc.*                                                  101,900                         699,034
Cypress Semiconductor Corp.*                                                  55,300                         696,227
Diodes, Inc.*                                                                 21,200                         661,440
Emulex Corp.*                                                                 43,100                         787,006
Fairchild Semiconductor International, Inc.*                                  35,200                         519,200
IXYS Corp.*                                                                   45,100                         639,518
Micrel, Inc.*                                                                 65,500                         754,560
OmniVision Technologies, Inc.*                                                38,100                         517,779
Photronics, Inc.*                                                             27,600                         644,184
Silicon Image, Inc.*                                                          54,100                         555,066
TTM Technologies, Inc.*                                                       65,000                         494,650
Varian Semiconductor Equipment Associates, Inc.*                              20,200                         747,400
                                                                                                         -----------
                                                                                                           8,863,000

Software 4.0%
Ansoft Corp.*                                                                 29,400                         710,304
ANSYS, Inc.*                                                                   7,200                         255,672
FileNET Corp.*                                                                34,800                         874,872
Hyperion Solutions Corp.*                                                      1,800                          72,432
Packeteer, Inc.*                                                              32,400                         456,840
Parametric Technology Corp.*                                                 161,800                       1,032,284
RSA Security, Inc.*                                                           21,800                         250,264
SS&C Technologies, Inc.                                                       24,850                         787,248
TIBCO Software, Inc.*                                                         80,600                         527,124
Ulticom, Inc.*                                                                30,000                         318,300
Verity, Inc.*                                                                 40,800                         357,816
Wind River Systems, Inc.*                                                     44,200                         693,056
Witness Systems, Inc.*                                                        34,600                         630,758
                                                                                                         -----------
                                                                                                           6,966,970

Materials 4.5%
Chemicals 1.9%
Cambrex Corp.                                                                 39,200                         746,760
Compass Minerals International, Inc.                                          41,100                         961,740
Georgia Gulf Corp.                                                            10,800                         335,340
Octel Corp.                                                                    7,700                         138,600
Terra Industries, Inc.*                                                       98,100                         668,061
W.R. Grace & Co.*                                                             62,000                         482,980
                                                                                                         -----------
                                                                                                           3,333,481

Containers & Packaging 0.6%
Silgan Holdings, Inc.                                                         16,800                         944,832
                                                                                                         -----------
Metals & Mining 1.7%
Carpenter Technology Corp.                                                    16,600                         859,880
Century Aluminum Co.*                                                         35,200                         718,080
Quanex Corp.                                                                  26,800                       1,420,668
                                                                                                         -----------
                                                                                                           2,998,628

Paper & Forest Products 0.3%
Deltic Timber Corp.                                                           13,400                         509,602
                                                                                                         -----------
Telecommunication Services 2.4%
Diversified Telecommunication Services 1.7%
Commonwealth Telephone Enterprises, Inc.                                       5,700                         238,887
General Communication, Inc. "A"*                                              69,800                         688,926
Golden Telecom, Inc.                                                           3,100                          95,108
North Pittsburgh Systems, Inc.                                                12,300                         240,588
Premiere Global Services, Inc.*                                               72,600                         819,654
Talk America Holdings, Inc.*                                                  62,600                         626,626
Time Warner Telecom, Inc. "A"*                                                46,200                         273,504
                                                                                                         -----------
                                                                                                           2,983,293

Wireless Telecommunication Services 0.7%
Centennial Communications Corp.*                                              14,800                         205,424
UbiquiTel, Inc.*                                                              64,600                         527,136
US Unwired, Inc.*                                                             63,700                         370,734
                                                                                                         -----------
                                                                                                           1,103,294

Utilities 1.5%
Electric Utilities 0.4%
PNM Resources, Inc.                                                           26,400                         760,584
                                                                                                         -----------
Gas Utilities 1.1%
Energen Corp.                                                                 37,800                       1,324,890
Northwest Natural Gas Co.                                                      4,600                         175,904
South Jersey Industries, Inc.                                                  6,400                         391,168
                                                                                                         -----------
                                                                                                           1,891,962


Total Common Stocks (Cost $152,466,895)                                                                  169,163,430
                                                                                                         -----------
                                                                           Principal
                                                                           Amount ($)                       Value ($)

US Government Backed 0.4%
US Treasury Bill, 3.436%**, 7/21/2005 (b)
(Cost $653,978)                                                              655,000                         653,978
                                                                                                         -----------
                                                                              Shares                        Value ($)

Cash Equivalents 2.2%
Scudder Cash Management QP Trust, 3.14% (a)
(Cost $3,772,836)                                                          3,772,836                       3,772,836
                                                                                                         -----------

                                                                                % of
                                                                          Net Assets                        Value ($)

Total Investment Portfolio  (Cost $156,893,709)                                100.1                     173,590,244
Other Assets and Liabilities, Net                                               -0.1                        -142,397
                                                                                                         -----------
Net Assets                                                                     100.0                     173,447,847
                                                                                                         ===========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*    Non-income producing security.

**   Annualized yield at time of purchase; not a coupon rate.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management
Americas Inc.  The rate shown is the annualized seven-day yield at period end.

(b)  At June 30, 2005, this security has been segregated, in whole or in part, to cover initial margin requirements for open futures contracts.

REIT:  Real Estate Investment Trust

At June 30, 2005, open futures contracts purchased were as follows:

                           Expiration              Aggregate                     Unrealized
Futures                    Date      Contracts   Face Value ($)   Value ($)    Appreciation ($)
-------------------------------------------------------------------------------------------------
Russell 2000 Index       9/16/2005       13           4,036,559     4,180,150            143,591
-------------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Small Company Stock Fund, a series
                                    of Investment Trust


By:                                 /s/ Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Small Company Stock Fund, a series
                                    of Investment Trust


By:                                 /s/ Julian Sluyters
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               August 24, 2005



By:                                 /s/ Paul Schubert
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               August 24, 2005